Leases (Supplemental Balance Sheet Information Related to the Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Operating lease right-of-use assets	$ 2,154	$ 3,238
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Liabilities:
Current lease liabilities	$ 1,822	$ 1,723
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Non-current lease liabilities	$ 322	$ 1,659
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent	Liabilities, Noncurrent
Total operating lease liabilities	$ 2,144	$ 3,382
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities